Vanguard U.S. Quality Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (19.1%)
	Estee Lauder Cos. Inc. Class A	1,556	308
	Costco Wholesale Corp.	879	259
	Starbucks Corp.	2,526	244
	NIKE Inc. Class B	2,501	211
*	Booking Holdings Inc.	105	206
	Target Corp.	1,523	163
	VF Corp.	1,677	137
	eBay Inc.	3,167	128
	Lowe's Cos. Inc.	1,115	125
	Walmart Inc.	812	93
	Ross Stores Inc.	795	84
*	Lululemon Athletica Inc.	301	56
	Gentex Corp.	1,486	39
	Best Buy Co. Inc.	614	39
*	NVR Inc.	10	36
*	Career Education Corp.	1,741	36
*	Gentherm Inc.	964	35
	Expedia Group Inc.	271	35
*	TripAdvisor Inc.	897	34
	Garmin Ltd.	415	34
	Scholastic Corp.	928	33
*	Helen of Troy Ltd.	198	30
	Steven Madden Ltd.	874	29
	Autoliv Inc.	413	28
	PulteGroup Inc.	764	26
	Acushnet Holdings Corp.	991	26
*	Trade Desk Inc. Class A	103	25
*	Cavco Industries Inc.	136	25
	Whirlpool Corp.	177	25
*	Henry Schein Inc.	388	24
*	Stoneridge Inc.	777	24
	PriceSmart Inc.	394	24
	Cracker Barrel Old Country Store Inc.	142	23
*	Shutterstock Inc.	668	23
	Darden Restaurants Inc.	186	22
*	K12 Inc.	843	22
*	Dorman Products Inc.	307	22
	Standard Motor Products Inc.	491	22
	Lear Corp.	191	21
	New York Times Co. Class A	726	21
*	Ulta Beauty Inc.	89	21
*	Fossil Group Inc.	1,646	21
	Dillard's Inc. Class A	353	21
	Johnson Outdoors Inc. Class A	367	21
	Ethan Allen Interiors Inc.	1,194	21
*	Meritor Inc.	1,209	20
*	Crocs Inc.	905	20
	Aaron's Inc.	313	20
*	Barnes & Noble Education Inc.	5,140	20

Genuine Parts Co.	221	20
* Discovery Communications Inc. Class A	693	19
Hasbro Inc.	172	19
Inter Parfums Inc.	293	19
* Funko Inc. Class A	777	19
* Rent-A-Center Inc.	729	19
* Stamps.com Inc.	289	19
Carter's Inc.	195	18
Haverty Furniture Cos. Inc.	922	18
Tiffany & Co.	207	18
Wingstop Inc.	172	17
H&R Block Inc.	710	17
Children's Place Inc.	190	17
* Stitch Fix Inc. Class A	834	16
Tapestry Inc.	759	16
* Skechers U.S.A. Inc. Class A	480	15
La-Z-Boy Inc.	476	15
Meredith Corp.	340	15
* elf Beauty Inc.	896	15
* Universal Electronics Inc.	322	15
* Lumber Liquidators Holdings Inc.	1,535	14
* Tempur Sealy International Inc.	185	14
National Presto Industries Inc.	164	14
* Adtalem Global Education Inc.	319	14
* Liberty TripAdvisor Holdings Inc. Class A	1,504	13
* Under Armour Inc. Class A	705	13
* 1-800-Flowers.com Inc. Class A	891	13
* Fitbit Inc. Class A	4,139	13
* Urban Outfitters Inc.	543	13
Buckle Inc.	631	12
* Sally Beauty Holdings Inc.	999	12
* Fox Factory Holding Corp.	169	12
Brinker International Inc.	320	12
Signet Jewelers Ltd.	957	12
* ZAGG Inc.	1,775	11
LCI Industries	133	11
Kohl's Corp.	233	11
* American Woodmark Corp.	128	11
John Wiley & Sons Inc. Class A	226	10
BorgWarner Inc.	306	10
* Murphy USA Inc.	109	10
Movado Group Inc.	436	9
* Visteon Corp.	128	9
GameStop Corp. Class A	2,161	9
* G-III Apparel Group Ltd.	418	9
* American Public Education Inc.	337	8
Cooper Tire & Rubber Co.	342	8
Big Lots Inc.	346	8
Macy's Inc.	515	8
* WideOpenWest Inc.	1,283	7
Papa John's International Inc.	144	7
* Ascena Retail Group Inc.	27,854	7
Dick's Sporting Goods Inc.	192	7
Cato Corp. Class A	375	6
* Care.com Inc.	643	6
Columbia Sportswear Co.	66	6
* Regis Corp.	378	6

* Wayfair Inc.	52	6
Winnebago Industries Inc.	175	6
Wolverine World Wide Inc.	205	5
Tile Shop Holdings Inc.	1,688	5
Nordstrom Inc.	152	4
Advance Auto Parts Inc.	28	4
		3,733
Consumer Staples (5.7%)
* Monster Beverage Corp.	3,864	227
Sysco Corp.	2,015	150
Walgreens Boots Alliance Inc.	2,825	145
National Beverage Corp.	1,178	48
Nu Skin Enterprises Inc. Class A	1,031	42
* Performance Food Group Co.	852	40
* Boston Beer Co. Inc. Class A	89	39
J&J Snack Foods Corp.	160	31
Cal-Maine Foods Inc.	727	29
WD-40 Co.	149	27
Kroger Co.	1,111	26
Lancaster Colony Corp.	177	26
Weis Markets Inc.	664	25
Tootsie Roll Industries Inc.	687	25
Church & Dwight Co. Inc.	310	25
Core-Mark Holding Co. Inc.	679	22
SpartanNash Co.	1,798	19
* Freshpet Inc.	393	19
Ingredion Inc.	246	19
Coca-Cola Consolidated Inc.	53	18
John B Sanfilippo & Son Inc.	189	18
Flowers Foods Inc.	683	16
Hormel Foods Corp.	338	14
* USANA Health Sciences Inc.	199	14
PetMed Express Inc.	854	13
Calavo Growers Inc.	147	13
Medifast Inc.	130	13
Casey's General Stores Inc.	73	12
* Sprouts Farmers Market Inc.	285	5
		1,120
Energy (2.4%)
ConocoPhillips	1,863	97
EOG Resources Inc.	934	69
Chevron Corp.	274	32
* Talos Energy Inc.	1,496	28
Falcon Minerals Corp.	4,416	26
RPC Inc.	4,201	22
Cabot Oil & Gas Corp.	1,166	20
* Keane Group Inc.	3,496	18
Liberty Oilfield Services Inc. Class A	1,443	16
Arch Coal Inc. Class A	198	15
* NOW Inc.	1,145	14
* Cactus Inc. Class A	532	14
Solaris Oilfield Infrastructure Inc. Class A	984	14
* Matrix Service Co.	671	13
* Apergy Corp.	508	13
Mammoth Energy Services Inc.	2,521	9
Warrior Met Coal Inc.	371	8

* FTS International Inc.	3,064	8
* W&T Offshore Inc.	1,690	7
Peabody Energy Corp.	368	7
* SandRidge Energy Inc.	1,324	6
* Superior Energy Services Inc.	17,768	6
* ProPetro Holding Corp.	522	6
* Southwestern Energy Co.	2,328	4
		472
Financial Services (18.9%)
S&P Global Inc.	682	177
Moody's Corp.	766	165
Wells Fargo & Co.	3,375	157
Bank of New York Mellon Corp.	2,887	121
Mastercard Inc. Class A	283	80
JPMorgan Chase & Co.	683	75
Aon plc	344	67
Bank of Hawaii Corp.	801	66
MSCI Inc. Class A	279	65
Raymond James Financial Inc.	824	65
Western Alliance Bancorp	1,430	62
Citizens Financial Group Inc.	1,717	58
PacWest Bancorp	1,651	56
Regions Financial Corp.	3,768	55
First Citizens BancShares Inc. Class A	114	51
Meridian Bancorp Inc.	2,899	51
Trustmark Corp.	1,511	49
Comerica Inc.	736	45
Santander Consumer USA Holdings Inc.	1,731	45
NBT Bancorp Inc.	1,248	44
LPL Financial Holdings Inc.	575	43
FactSet Research Systems Inc.	142	39
Evercore Inc. Class A	474	38
* St. Joe Co.	2,021	36
* Credit Acceptance Corp.	79	36
BankUnited Inc.	1,124	36
Bank of NT Butterfield & Son Ltd.	1,260	35
Erie Indemnity Co. Class A	156	34
Hanmi Financial Corp.	1,897	34
Synchrony Financial	1,054	34
Central Pacific Financial Corp.	1,190	33
FirstCash Inc.	316	31
Affiliated Managers Group Inc.	400	31
Lazard Ltd. Class A	886	30
Commerce Bancshares Inc.	521	30
* Customers Bancorp Inc.	1,498	28
Nelnet Inc. Class A	416	28
Ameriprise Financial Inc.	215	28
SEI Investments Co.	471	27
Artisan Partners Asset Management Inc. Class A	984	26
Discover Financial Services	327	26
MarketAxess Holdings Inc.	65	26
Waddell & Reed Financial Inc. Class A	1,575	25
HCI Group Inc.	649	25
BancFirst Corp.	469	25
* Enova International Inc.	1,036	25
* Curo Group Holdings Corp.	1,810	25
CNO Financial Group Inc.	1,692	24

Jack Henry & Associates Inc.	169	24
Federated Investors Inc. Class B	764	24
* Paysign Inc.	1,827	24
T. Rowe Price Group Inc.	215	24
M&T Bank Corp.	162	24
Diamond Hill Investment Group Inc.	171	23
Eaton Vance Corp.	533	23
Primerica Inc.	190	23
E*TRADE Financial Corp.	542	23
Preferred Bank	440	22
Alexander's Inc.	57	22
First Horizon National Corp.	1,308	21
MGIC Investment Corp.	1,630	21
Walker & Dunlop Inc.	361	20
BGC Partners Inc. Class A	3,925	20
Meta Financial Group Inc.	642	20
Taubman Centers Inc.	506	20
Cohen & Steers Inc.	365	20
* Health Insurance Innovations Inc. Class A	1,073	20
* Axos Financial Inc.	754	20
Employers Holdings Inc.	445	19
* I3 Verticals Inc. Class A	847	19
KeyCorp	1,152	19
AMERISAFE Inc.	277	19
South State Corp.	258	19
Eagle Bancorp Inc.	456	19
* Ocwen Financial Corp.	10,358	19
* SVB Financial Group	95	18
Brightsphere Investment Group Inc.	2,018	18
Greenhill & Co. Inc.	1,298	18
FB Financial Corp.	507	18
Flagstar Bancorp Inc.	500	18
* Donnelley Financial Solutions Inc.	1,673	18
Lincoln National Corp.	336	18
Lakeland Financial Corp.	412	17
Dime Community Bancshares Inc.	874	17
Brookline Bancorp Inc.	1,232	17
Banc of California Inc.	1,186	17
First Commonwealth Financial Corp.	1,393	17
Bryn Mawr Bank Corp.	500	17
CoreCivic Inc.	1,002	17
Independent Bank Corp.	873	17
* HomeStreet Inc.	636	17
Zions Bancorp NA	406	17
Popular Inc.	313	16
Universal Insurance Holdings Inc.	655	16
White Mountains Insurance Group Ltd.	15	16
CIT Group Inc.	368	16
Cullen/Frost Bankers Inc.	186	15
Tompkins Financial Corp.	194	15
Franklin Resources Inc.	552	15
GEO Group Inc.	839	14
1st Source Corp.	322	14
* TriState Capital Holdings Inc.	709	14
Washington Federal Inc.	390	14
* Cardtronics plc Class A	468	14
Cathay General Bancorp	393	13

Broadridge Financial Solutions Inc.	100	13
RMR Group Inc. Class A	275	13
Federal Agricultural Mortgage Corp.	153	13
Virtus Investment Partners Inc.	118	13
Live Oak Bancshares Inc.	683	12
Navient Corp.	907	12
Ryman Hospitality Properties Inc.	142	11
Boston Private Financial Holdings Inc.	1,038	11
S&T Bancorp Inc.	318	11
Ally Financial Inc.	347	11
Northern Trust Corp.	123	11
International Bancshares Corp.	300	11
Realogy Holdings Corp.	2,133	10
Huntington Bancshares Inc.	749	10
ServisFirst Bancshares Inc.	324	10
Hope Bancorp Inc.	629	8
* Globe Life Inc.	82	7
* Marcus & Millichap Inc.	161	6
Fulton Financial Corp.	310	5
Provident Financial Services Inc.	204	5
Great Western Bancorp Inc.	155	5
		3,679
Health Care (14.1%)
Eli Lilly & Co.	1,829	207
* Edwards Lifesciences Corp.	875	194
Merck & Co. Inc.	2,145	186
Johnson & Johnson	1,288	165
* Biogen Inc.	659	145
Bristol-Myers Squibb Co.	2,869	138
Amgen Inc.	560	117
Pfizer Inc.	2,245	80
* Masimo Corp.	520	80
Chemed Corp.	109	47
Cerner Corp.	626	43
* Corcept Therapeutics Inc.	3,268	41
* Veeva Systems Inc. Class A	251	40
* Haemonetics Corp.	299	40
ResMed Inc.	268	37
* Incyte Corp.	440	36
* Exelixis Inc.	1,787	36
* Cutera Inc.	1,189	34
* Anika Therapeutics Inc.	585	33
* Collegium Pharmaceutical Inc.	2,865	33
* Surmodics Inc.	600	28
* CorVel Corp.	334	28
Bruker Corp.	644	28
* Medpace Holdings Inc.	341	28
* Align Technology Inc.	149	27
Patterson Cos. Inc.	1,594	27
* BioSpecifics Technologies Corp.	483	27
* Enanta Pharmaceuticals Inc.	374	26
* Neogen Corp.	373	26
* Jazz Pharmaceuticals plc	194	25
* ICU Medical Inc.	150	24
* NuVasive Inc.	369	23
* ABIOMED Inc.	121	23
* Alkermes plc	1,086	23

LeMaitre Vascular Inc.	715	23
* Globus Medical Inc.	433	22
Gilead Sciences Inc.	345	22
* Cardiovascular Systems Inc.	442	21
* HMS Holdings Corp.	562	21
* Vertex Pharmaceuticals Inc.	112	20
* LivaNova plc	259	20
* Amneal Pharmaceuticals Inc.	7,636	20
* Tandem Diabetes Care Inc.	267	19
Cardinal Health Inc.	447	19
* Eagle Pharmaceuticals Inc.	330	19
Cantel Medical Corp.	200	18
West Pharmaceutical Services Inc.	125	18
* Arena Pharmaceuticals Inc.	342	18
* Quidel Corp.	277	18
Dentsply Sirona Inc.	334	17
McKesson Corp.	120	17
* NextGen Healthcare Inc.	1,124	16
* Tactile Systems Technology Inc.	315	16
* ANI Pharmaceuticals Inc.	241	16
* AtriCure Inc.	557	15
* STAAR Surgical Co.	492	15
US Physical Therapy Inc.	107	14
* Orthofix Medical Inc.	279	14
AmerisourceBergen Corp. Class A	161	13
* iRadimed Corp.	690	13
* Lannett Co. Inc.	1,278	13
* Natus Medical Inc.	457	13
* Molina Healthcare Inc.	97	13
Atrion Corp.	16	12
* United Therapeutics Corp.	143	12
* Esperion Therapeutics Inc.	322	12
* BioTelemetry Inc.	282	11
Meridian Bioscience Inc.	1,147	11
* Varian Medical Systems Inc.	97	10
* OraSure Technologies Inc.	1,549	10
* Inogen Inc.	220	10
* Lantheus Holdings Inc.	466	10
STERIS plc	58	9
Luminex Corp.	386	8
* Amphastar Pharmaceuticals Inc.	328	7
* Heska Corp.	102	7
* AMN Healthcare Services Inc.	113	7
* Assertio Therapeutics Inc.	4,500	7
* Intersect ENT Inc.	324	5
* Glaukos Corp.	72	5
		2,751
Materials & Processing (3.9%)
* BMC Stock Holdings Inc.	2,783	71
* Trex Co. Inc.	581	50
Acuity Brands Inc.	344	43
PolyOne Corp.	1,318	42
Fastenal Co.	1,228	38
Watsco Inc.	181	30
Boise Cascade Co.	938	29
Materion Corp.	480	28
Nucor Corp.	576	28

Kronos Worldwide Inc.	2,528	28
Chase Corp.	275	27
Quanex Building Products Corp.	1,383	24
Huntsman Corp.	1,178	23
Louisiana-Pacific Corp.	940	23
Quaker Chemical Corp.	133	21
* Alcoa Corp.	1,171	21
* RBC Bearings Inc.	126	20
Domtar Corp.	603	20
Apogee Enterprises Inc.	503	18
Myers Industries Inc.	1,067	18
Innospec Inc.	199	16
Advanced Drainage Systems Inc.	471	15
* Builders FirstSource Inc.	754	15
Freeport-McMoRan Inc.	1,277	12
AAON Inc.	230	11
DMC Global Inc.	237	10
Stepan Co.	104	10
Schnitzer Steel Industries Inc.	447	10
Reliance Steel & Aluminum Co.	93	9
* Verso Corp.	773	8
Simpson Manufacturing Co. Inc.	119	8
Neenah Inc.	105	7
* Continental Building Products Inc.	264	7
Comfort Systems USA Inc.	154	6
Packaging Corp. of America	52	5
		751
Other (0.3%)
Credicorp Ltd.	142	30
* Check Point Software Technologies Ltd.	272	29
		59
Producer Durables (18.4%)
Accenture plc Class A	791	157
Boeing Co.	403	147
Southwest Airlines Co.	2,612	137
3M Co.	806	130
Illinois Tool Works Inc.	833	125
AO Smith Corp.	1,658	77
Automatic Data Processing Inc.	448	76
Paychex Inc.	870	71
MSA Safety Inc.	643	68
CSW Industrials Inc.	936	64
Honeywell International Inc.	381	63
Mesa Laboratories Inc.	282	62
Avery Dennison Corp.	538	62
Schneider National Inc. Class B	2,953	57
Nordson Corp.	404	55
* WESCO International Inc.	1,198	54
* TriNet Group Inc.	765	51
AGCO Corp.	728	50
Emerson Electric Co.	774	46
Kaman Corp.	779	45
MAXIMUS Inc.	581	45
Rockwell Automation Inc.	255	39
* Teledyne Technologies Inc.	121	37
Robert Half International Inc.	689	37

Curtiss-Wright Corp.	293	36
* Waters Corp.	167	35
Toro Co.	484	35
ArcBest Corp.	1,104	33
Insperity Inc.	322	32
Dover Corp.	336	31
Expeditors International of Washington Inc.	432	31
ManpowerGroup Inc.	371	30
Kforce Inc.	900	29
Astec Industries Inc.	1,042	29
National Instruments Corp.	683	29
Rollins Inc.	861	28
IDEX Corp.	171	28
Franklin Electric Co. Inc.	602	28
* Vicor Corp.	904	28
Snap-on Inc.	185	28
WW Grainger Inc.	100	27
CH Robinson Worldwide Inc.	321	27
Pentair plc	742	27
Encore Wire Corp.	492	27
Hackett Group Inc.	1,602	26
* Sykes Enterprises Inc.	881	26
Graco Inc.	556	25
* AeroVironment Inc.	486	25
Lincoln Electric Holdings Inc.	297	25
Systemax Inc.	1,218	24
* Proto Labs Inc.	256	24
Landstar System Inc.	217	24
AAR Corp.	561	24
Healthcare Services Group Inc.	1,068	24
Forward Air Corp.	383	24
EMCOR Group Inc.	269	24
Marten Transport Ltd.	1,178	23
Tetra Tech Inc.	281	23
Old Dominion Freight Line Inc.	138	23
Tennant Co.	328	22
* Zebra Technologies Corp.	103	21
* OSI Systems Inc.	199	21
Albany International Corp. Class A	252	21
Watts Water Technologies Inc. Class A	225	21
* Saia Inc.	241	21
Kennametal Inc.	681	20
Resources Connection Inc.	1,190	20
Luxfer Holdings plc	1,237	19
Oshkosh Corp.	275	19
Ennis Inc.	953	19
Littelfuse Inc.	122	19
Exponent Inc.	260	18
* Keysight Technologies Inc.	188	18
Donaldson Co. Inc.	372	18
* Modine Manufacturing Co.	1,752	18
Cummins Inc.	117	17
HNI Corp.	557	17
Heartland Express Inc.	816	17
ITT Inc.	282	16
UniFirst Corp.	81	16
* Vishay Precision Group Inc.	487	15

* Advanced Energy Industries Inc.	293	15
* Mettler-Toledo International Inc.	23	15
Kelly Services Inc. Class A	614	15
Actuant Corp. Class A	667	15
Spirit AeroSystems Holdings Inc. Class A	182	15
Huntington Ingalls Industries Inc.	70	15
Federal Signal Corp.	485	14
* HD Supply Holdings Inc.	358	14
* Echo Global Logistics Inc.	694	14
Deluxe Corp.	293	14
* DXP Enterprises Inc.	416	14
Alamo Group Inc.	113	13
* Astronics Corp.	465	13
Heidrick & Struggles International Inc.	476	13
* Casella Waste Systems Inc. Class A	277	13
Hillenbrand Inc.	438	12
Allison Transmission Holdings Inc.	270	12
John Bean Technologies Corp.	115	12
Raven Industries Inc.	394	11
* TrueBlue Inc.	587	11
* Aegion Corp. Class A	576	11
* TriMas Corp.	381	11
* Copart Inc.	143	11
Columbus McKinnon Corp.	324	10
EnPro Industries Inc.	160	10
Xylem Inc.	127	10
Pitney Bowes Inc.	2,573	9
McGrath RentCorp	143	9
Badger Meter Inc.	161	8
* Sterling Construction Co. Inc.	740	8
Terex Corp.	327	8
JB Hunt Transport Services Inc.	72	8
Barrett Business Services Inc.	87	8
Herman Miller Inc.	178	8
Quad/Graphics Inc.	826	7
MSC Industrial Direct Co. Inc. Class A	109	7
Korn Ferry	184	7
Brady Corp. Class A	152	7
* FARO Technologies Inc.	142	7
Textron Inc.	150	7
Werner Enterprises Inc.	192	6
Steelcase Inc. Class A	393	6
Knoll Inc.	253	6
Stanley Black & Decker Inc.	43	6
		3,595
Technology (16.8%)
Texas Instruments Inc.	2,397	297
Intuit Inc.	856	247
Apple Inc.	1,015	212
* Micron Technology Inc.	3,498	158
* Facebook Inc. Class A	762	141
Intel Corp.	2,781	132
Lam Research Corp.	507	107
International Business Machines Corp.	707	96
* Synopsys Inc.	459	65
Monolithic Power Systems Inc.	405	61
Maxim Integrated Products Inc.	1,010	55

Cognex Corp.	1,136	51
VMware Inc. Class A	356	50
HP Inc.	2,735	50
* Coherent Inc.	303	44
* Insight Enterprises Inc.	870	42
Teradyne Inc.	697	37
* Adobe Inc.	128	36
* EPAM Systems Inc.	183	35
* Digital Turbine Inc.	4,588	35
* Nanometrics Inc.	1,260	34
* Proofpoint Inc.	288	33
* Arista Networks Inc.	130	29
* Fortinet Inc.	369	29
* Zscaler Inc.	409	28
* Tech Data Corp.	302	28
* Manhattan Associates Inc.	336	28
* Intelligent Systems Corp.	513	27
PC Connection Inc.	770	27
* Perficient Inc.	721	27
* GoDaddy Inc. Class A	413	26
* Cadence Design Systems Inc.	375	26
* MobileIron Inc.	3,708	26
Match Group Inc.	296	25
QUALCOMM Inc.	315	25
DXC Technology Co.	723	24
Citrix Systems Inc.	257	24
* Cirrus Logic Inc.	445	24
ADTRAN Inc.	2,294	24
* SMART Global Holdings Inc.	829	24
* Alarm.com Holdings Inc.	494	24
Avnet Inc.	550	23
* SPS Commerce Inc.	446	23
* Blackline Inc.	436	22
* Akamai Technologies Inc.	247	22
* Paycom Software Inc.	88	22
* Appfolio Inc.	216	21
Jabil Inc.	738	21
* Qualys Inc.	263	21
* ShotSpotter Inc.	768	21
* ePlus Inc.	250	20
NIC Inc.	978	20
CDW Corp.	169	20
NetApp Inc.	396	19
* F5 Networks Inc.	147	19
KEMET Corp.	1,110	19
Amdocs Ltd.	285	18
* NCR Corp.	584	18
* PAR Technology Corp.	793	18
* Extreme Networks Inc.	2,728	18
* ANSYS Inc.	88	18
Dolby Laboratories Inc. Class A	281	17
* NETGEAR Inc.	488	17
Xilinx Inc.	156	16
* Stratasys Ltd.	681	16
* IPG Photonics Corp.	122	15
* Groupon Inc. Class A	6,036	15
Skyworks Solutions Inc.	197	15

* iRobot Corp.	222	14
Power Integrations Inc.	154	14
Ubiquiti Inc.	122	13
* Semtech Corp.	320	13
* Yelp Inc. Class A	396	13
* Calix Inc.	2,153	13
Progress Software Corp.	342	13
* CommVault Systems Inc.	269	12
* 3D Systems Corp.	1,534	11
* Tucows Inc. Class A	209	11
* Workiva Inc. Class A	219	11
* SecureWorks Corp. Class A	857	10
* NetScout Systems Inc.	439	10
* Glu Mobile Inc.	2,085	9
* Diodes Inc.	222	8
* Qorvo Inc.	111	8
Universal Display Corp.	38	8
* Cargurus Inc.	215	7
Activision Blizzard Inc.	134	7
* Amkor Technology Inc.	763	7
* MicroStrategy Inc. Class A	45	6
* A10 Networks Inc.	843	6
* Teradata Corp.	188	6
* Virtusa Corp.	145	5
* TrueCar Inc.	1,200	5
LogMeIn Inc.	66	4
		3,271

Utilities (0.1%)
j2 Global Inc.	110		9
Total Common Stocks (Cost $19,442)			19,440
	Coupon
Temporary Cash Investment (0.4%)1
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund (Cost $72)	2.249%	723	72
Total Investments (100.1%) (Cost $19,514)			19,512
Other Asset and Liabilities-Net (-0.1%)3			(12)
Net Assets (100%)			19,500

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $2,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)

	Number of		Value and
	Long)		Unrealized
	(Short	Notional	Appreciation
Expiration	Contracts	Amount	(Depreciation)

U.S. Quality Factor ETF

Long Futures Contracts
	September	3	44	1
Micro E-mini S&P 500 Index	2019

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any

U.S. Quality Factor ETF

investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At August 31, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.